Series F Floating Rate Strategies Series N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GUGGENHEIM VARIABLE FUNDS TRUST
Entity Central Index Key	0000217087
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025